INCOME TAXES - Summary of (Loss) income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	$ (953,579)	$ (1,457,527)	$ 402,567
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(456,089)	(772,988)	665,591
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(434,618)	(342,715)	(72,676)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(51,436)	(102,990)	61,768
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	(13,454)	(11,190)	16,432
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
(Loss) income before income tax	$ 2,018	$ (227,644)	$ (268,548)